NOTE 5 INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax, Deferred Taxes
Deferred tax asset related to:	2012	2011
Prior year	$64.340	$43,688
Tax benefit for current year	14,945	20,652
Total deferred tax asset	79,285	64,340
Less: valuation allowance	(79,285)	(64,340
Net deferred tax asset	$-	$-